Other payables	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Other payables
27	Other payables

Other payables as at December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Salaries and wages	8,621	5,412
Social security contributions	5,073	4,289
Vacation accrual	3,275	3,889
Withholding taxes on payroll and on others	2,097	2,059
Advance payment from the Parent’s majority shareholder	2,500	—
Other accounts payable	6,703	6,400
Total	28,269	22,049

As at December 31, 2020, the amount of 2,500 refers to the payment received from the Parent’s majority shareholder. Specifically, in light of the extraordinary challenges imposed by COVID-19 on the Group, on February 28, 2020, the Parent’s majority shareholder entered into an agreement with it setting forth its undertaking, should the Parent so request, to make advance payments of up to 15,000 to satisfy the subscription price of a future rights issue. On February 28, 2020, the Parent requested an initial payment of 2,500 which it received on March 2, 2020. As at December 31, 2020, such amount has been included in the caption “Other payables” of the consolidated statement of financial position as, should the share capital increase not take place before December 31, 2021, it will be reimbursed to Parent’s majority shareholder.